Private Placement	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Private Placement.
Private Placement

16)    Private Placement

On July 13, 2023, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain accredited investors (the “Investors”), pursuant to which the Company agreed to sell in a private placement to the Investors (i) an aggregate of 15,000 shares of the Company’s newly-designated Series A Convertible Preferred Stock, with a par value of $0.0001 per share and a stated value (“Stated Value”) of $1,000 per share (the “Series A Preferred Stock”), initially convertible into up to 6,666,668 shares of the Company’s common stock, par value $0.0001 per share (the “Common Stock”) at an initial conversion price of $2.25 per share (the “Series A Preferred Shares”), and (ii) warrants to acquire up to an aggregate of 6,666,668 shares of Common Stock (the “Warrants”) at an initial exercise price of $2.25 per share (collectively, the “Private Placement”). Pursuant to the terms of the Certificate of Designations of Series A Convertible Preferred Stock (the “Certificate of Designations”) and the Warrants, each of the Conversion Price (as defined below) and the exercise price and the number of shares underlying the Warrants is subject to customary adjustments for stock dividends, stock splits, reclassifications and the like, and subject to price-based adjustment in the event of any issuances of Common Stock, or securities convertible, exercisable or exchangeable for Common Stock, at a price below the then-applicable Conversion Price (subject to certain exceptions). As of September 30, 2024, the Conversion Price and the exercise price of the Warrants was equal to $2.25 per share. On March 21, 2024, the Company entered into Omnibus Waiver and Amendments with the investors named therein, effective December 31, 2023 (the “Waiver and Amendment”). The Waiver and Amendment provides that certain equity awards granted to directors, officers, employees of the Company under the Company’s 2020 Omnibus Incentive Compensation Plan are deemed to constitute “Excluded Securities” under the Transaction Documents (as such term is defined in the Purchase Agreement) and waives the applicability of certain other provisions of the Transaction Documents with respect to such grants. The Waiver and Amendment also amended certain terms of the Warrants relating to the rights of the holders of the Warrants to provide that, in the event of a Fundamental Transaction (as defined in the Warrants) that is not within the Company’s control, including not approved by the Company’s Board of Directors, the holder of a Warrant shall only be entitled to receive from the Company or any successor entity the same type or form of consideration (and in the same proportion), at the Black Scholes Value of the unexercised portion of such Warrant, that is being offered and paid to the holders of the Company’s Common Stock in connection with the Fundamental Transaction.

Series A Preferred Stock

The terms of the Series A Preferred Shares are as set forth in the form of Certificate of Designations. The Series A Preferred Shares will be convertible into shares of Common Stock (the “Conversion Shares”) at the election of the holder at any time at an initial conversion price of $2.25 (the “Conversion Price”). The Conversion Price is subject to customary adjustments for stock dividends, stock splits, reclassifications and the like, and subject to price-based adjustment in the event of any issuances of Common Stock, or securities convertible, exercisable or exchangeable for Common Stock, at a price below the then-applicable Conversion Price (subject to certain exceptions). The Company is required to redeem the Series A Preferred Shares in 13 equal monthly installments, commencing on November 1, 2023. The amortization payments due upon such redemptions are payable, at the Company’s election, in cash at 107% of the Installment Redemption Amount (as defined in the Certificate of Designations), or subject to certain limitations, in shares of common stock valued at the lower of (i) the Conversion Price then in effect and (ii) the greater of (A) 80% of the average of the three lowest closing prices of the Common Stock during the thirty trading day period immediately prior to the date the amortization payment is due or (B) the lower of $0.396, which is 20% of the “Minimum Price” (as defined in Nasdaq Stock Market Rule 5635) on the date of the Nasdaq Stockholder Approval (as defined below) or such lower amount as permitted, from time to time, by the Nasdaq Stock Market, subject to adjustment for stock splits, stock dividends, stock combinations, recapitalizations or other similar events. The Company may require holders to convert their Series A Preferred Shares into Conversion Shares if the closing price of the Common Stock exceeds $6.75 per share (subject to adjustment for stock splits, stock dividends, stock combinations, recapitalizations or other similar events) for 20 consecutive trading days and the daily dollar trading volume of the Common Stock exceeds two million dollars ($2,000,000) per day during the same period and certain equity conditions described in the Certificate of Designations are satisfied.

The holders of the Series A Preferred Shares are entitled to dividends of 8% per annum, compounded monthly, which are payable, at the Company’s option, in cash or shares of Common Stock, or in a combination thereof, in accordance with the terms of the Certificate of Designations. On September 29, 2023, the Company filed an amendment to the Certificate of Designations with the Secretary of State of the State of Delaware, pursuant to which the terms of the Series A Preferred Stock were amended to permit certain additional procedures for the payment of redemptions and conversions Upon the occurrence and during the continuance of a Triggering Event (as defined in the Certificate of Designations), the Series A Preferred Shares will accrue dividends at the rate of 15% per annum. In connection with a Triggering Event, each holder of Series A Preferred Shares will be able to require us to redeem in cash any or all of the holder’s Series A Preferred Shares at a premium set forth in the Certificate of Designations. Upon conversion or redemption, the holders of the Series A Preferred Shares are also entitled to receive a dividend make-whole payment. Prior to the Certificate of Amendment (defined below), the holders of the Series A Preferred Shares did not have voting rights, other than with respect to certain matters affecting the rights of the Series A Preferred Shares.

On October 11, 2024, the Company entered into an Amendment Agreement with the Required Holders (as defined in the Certificate of Designations), pursuant to which, the Required Holders agreed to amend the Certificate of Designations of the Company’s Series A Preferred Stock, as described below, by filing a Certificate of Amendment to the Certificate of Designations (the “October 2024 Certificate of Amendment”) with the Secretary of State of the State of Delaware. The October 2024 Certificate of Amendment amends the Certificate of Designations to, among other things, provide that, except as required by applicable law, the holders of the Series A Preferred Stock will be entitled to vote with holders of the Common Stock on an as converted basis, with the number of votes to which each holder of Series A Preferred Stock is entitled to be determined by dividing the Stated Value by a conversion price equal to $2.25 per share, which was the “Minimum Price” (as defined in Nasdaq Listing Rule 5635(d)) applicable immediately before the execution and delivery of the Purchase Agreement, subject to certain beneficial ownership limitations and adjustments for any stock splits, stock dividends, stock combinations, recapitalizations or other similar transactions, as set forth in the Certificate of Designations. The October 2024 Certificate of Amendment was filed with the Secretary of State of the State of Delaware, effective as of October 11, 2024.

On November 13, 2024, the Company entered into an Amendment Agreement with the Required Holders (as defined in the Certificate of Designations), pursuant to which, the Required Holders agreed to (i) amend the Certificate of Designations of the Company’s Series A Preferred Stock, as described below, by filing a Certificate of Amendment to the Certificate of Designations (the “November 2024 Certificate of Amendment”) with the Secretary of State of the State of Delaware, (ii) defer any payment amounts that have accrued and that are unpaid as of November 13, 2024 pursuant to the Certificate of Designations, to January 15, 2025, and (iii) waive any breach or violation of the Purchase Agreement, the Certificate of Designations, or the Warrants resulting from the Company’s failure to pay such outstanding amounts. The November 2024 Certificate of Amendment amends the Certificate of Designations to, (i) extend the maturity date to January 15, 2025, (ii) modify the schedule of Installment Dates (as defined in the Certificate of Designations), and (iii) adds an additional restrictive covenant to the Certificate of Designations requiring the Company from November 13, 2024 until January 15, 2025, to maintain unencumbered, unrestricted cash and cash equivalents on hand in amount equal to at least $1,500,000. The November 2024 Certificate of Amendment was filed with the Secretary of State of the State of Delaware, effective as of November 13, 2024.

During December 2023, the Company issued as equity awards, shares of Common Stock and options to purchase shares of Common Stock representing an aggregate of 348,711 shares of Common Stock and shares of Common Stock issuable upon exercise of the options to certain directors, officers, and employees of the Company, representing an aggregate number of shares of Common Stock in excess of 5% of the shares of Common Stock issued and outstanding immediately prior to the date of the Purchase Agreement (the “December Issuances”). Under the terms of the Certificate of Designations, the Conversion Price of the Series A Preferred Shares was required to be adjusted as a result of the December Issuances.

The Series A Preferred Shares were determined to be more akin to a debt-like host than an equity-like host. The Company identified the following embedded features that are not clearly and closely related to the debt host instrument: 1) make-whole interest upon a contingent redemption event, 2) make-whole interest upon a conversion event, 3) an installment redemption upon an Equity Conditions Failure (as defined in the Certificate of Designation), and 4) variable share-settled installment conversion. These features were bundled together, assigned probabilities of being affected and measured at fair value. Subsequent changes in fair value of these features are recognized in the unaudited condensed consolidated statements of operations.

During the three and nine months ended September 30, 2024, the Company recorded a gain of $202,000 and $3,550,000, respectively, related to the change in fair value of the derivative liability which is recorded in other income (expense) on the unaudited consolidated statements of operations. The Company estimated the $0 fair value of the bifurcated embedded derivative at September 30, 2024 using a Monte Carlo simulation model, with the following inputs the fair value of the Company’s Common Stock of $0.36 on the valuation date, estimated equity volatility of 60.0%, estimated traded volume volatility of 230.0%, the time to maturity of 0.17 years, risk free rate of 4.83%, a discounted market interest rate of 12.5%, dividend rate of 8.0%, a penalty dividend rate of 15.0%, and probability of default of 4.0%.

As of September 30, 2024, the Company has notified the investors of its intention to redeem the upcoming installment due in cash and recorded a liability of $1,144,582 representing the cash payable to investors which includes $965,006 of the stated value of the Series A Preferred Shares, $104,693 of accrued dividends payable, and $74,883 for the cash premium which was recognized as a deemed dividend.

During the three months ended September 30, 2024, the Company experienced an Equity Conditions Failure in which the Company’s average stock price during the Installment Conversion Price Measuring Period (as defined in the Certificate of Designations) corresponding to the September 1, 2024, and October 1, 2024, installments (the “Affected Installments”) was below the Floor Price (as defined in the Certificate of Designations) (the “Floor Price Condition”). As a result of the Floor Price Condition, the Company is required to redeem the Affected Installments as well as any previously deferred installment amounts at a 125% premium. Accordingly, the Company recorded a liability for penalty premiums totaling $598,336 as of September 30, 2024, related to the Floor Price Condition, which is included in Accrued Series A Convertible Preferred payments payable on the accompanying condensed consolidated balance sheet, and a corresponding reduction in additional paid-in capital for the three and nine months ended September 30, 2024, which was recognized as a deemed dividend.

During the three months ended September 30, 2024, the Company redeemed a total of 3,000 Series A Preferred Shares in cash for $2,389,478 and issued 580,348 shares of Common Stock pursuant to the terms of the Certificate of Designations, equal to $232,143. During the three months ended September 30, 2024, the Company recognized a total of $453,359 of preferred dividends consisting of $236,821 of preferred dividends at the stated dividend rate, and $216,538 of cash premiums recognized as deemed dividends.

During the nine months ended September 30, 2024, the Company redeemed a total of 8,983 Series A Preferred Shares for cash equal to $5,089,417 and issued 6,563,523 shares of Common Stock, elected pursuant to the terms of the Certificate of Designations, equal to $6,586,033. During the nine months ended September 30, 2024, the Company recognized a total of $1,265,662 of preferred dividends consisting of $991,783 of preferred dividends at the stated dividend rate, and $273,879 of cash premium recognized as a deemed dividend.

19)    Private Placement

On July 13, 2023, we entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain accredited investors (the “Investors”), pursuant to which we agreed to sell in a private placement to the Investors (i) an aggregate of 15,000 shares of our newly-designated Series A Convertible Preferred Stock, with a par value of $0.0001 per share and a stated value of $1,000 per share (the “Series A Preferred Stock”), initially convertible into up to 6,666,668 shares of our common stock, par value $0.0001 per share (the “Common Stock”) at an initial conversion price of $2.25 per share (the “Series A Preferred Shares”), and (ii) warrants to acquire up to an aggregate of 6,666,668 shares of Common Stock (the “Warrants”) at an initial exercise price of $2.25 per share (collectively, the “Private Placement”). Pursuant to the terms of the Certificate of Designations of Series A Convertible Preferred Stock (the “Certificate of Designations”) and the Warrants, each of the Conversion Price (as defined below) and the exercise price and the number of shares underlying the Warrants is subject to customary adjustments for stock dividends, stock splits, reclassifications and the like, and subject to price-based adjustment in the event of any issuances of Common Stock, or securities convertible, exercisable or exchangeable for Common Stock, at a price below the then-applicable Conversion Price (subject to certain exceptions). As of December 31, 2023, the Conversion Price and the exercise price of the Warrants was equal to $2.25 per share.

The Private Placement was exempt from the registration requirements of the Securities Act pursuant to the exemption for transactions by an issuer not involving any public offering under Section 4(a)(2) of the Securities Act and Rule 506 of Regulation D of the Securities Act and in reliance on similar exemptions under applicable state laws. The closing of the Private Placement occurred on July 17, 2023. The aggregate net proceeds from the Private Placement were $13,740,003. We intend to use the net proceeds from the Private Placement for general corporate purposes.

We engaged Katalyst Securities LLC (the “Placement Agent”) to act as exclusive placement agent in connection with the Private Placement. Pursuant to an Engagement Letter with the Placement Agent, we paid to the Placement Agent or its designees (i) a cash fee equal to 8% of the gross proceeds of the Private Placement and (ii) warrants to acquire up to an aggregate of 533,334 shares of Common Stock (the “Placement Agent Warrants”) on the same terms as the Warrants.

Transaction costs totaling $2,855,000 were incurred related to the Private Placement and consisted of $1,260,000 in cash expenses for placement agent and legal fees and $1,595,000 representing the fair value of the Placement Agent Warrants. These costs were proportionately allocated to the Series A Preferred Stock and Warrants based on the allocated gross proceeds of the instruments. Accordingly, none of the transaction costs were allocated against the carrying value of the Preferred Stock and $2,855,000 of transaction costs were immediately expensed related to the Warrants which are accounted for under ASC 480 (see Note 12).

Series A Preferred Stock

The terms of the Series A Preferred Shares are as set forth in the form of Certificate of Designations. The Series A Preferred Shares will be convertible into shares of Common Stock (the “Conversion Shares”) at the election of the holder at any time at an initial conversion price of $2.25 (the “Conversion Price”). The Conversion Price is subject to customary adjustments for stock dividends, stock splits, reclassifications and the like, and subject to price-based adjustment in the event of any issuances of Common Stock, or securities convertible, exercisable or exchangeable for Common Stock, at a price below the then-applicable Conversion Price (subject to certain exceptions). We are required to redeem the Series A Preferred Shares in 13 equal monthly installments, commencing on November 1,

2023. The amortization payments due upon such redemptions are payable, at our election, in cash at 107% of the Installment Redemption Amount (as defined in the Certificate of Designations), or subject to certain limitations, in shares of common stock valued at the lower of (i) the Conversion Price then in effect and (ii) the greater of (A) 80% of the average of the three lowest closing prices of the Common Stock during the thirty trading day period immediately prior to the date the amortization payment is due or (B) the lower of $0.396, which is 20% of the “Minimum Price” (as defined in Nasdaq Stock Market Rule 5635) on the date of the Nasdaq Stockholder Approval (as defined below) or such lower amount as permitted, from time to time, by the Nasdaq Stock Market, subject to adjustment for stock splits, stock dividends, stock combinations, recapitalizations or other similar events. We may require holders to convert their Series A Preferred Shares into Conversion Shares if the closing price of the Common Stock exceeds $6.75 per share (subject to adjustment for stock splits, stock dividends, stock combinations, recapitalizations or other similar events) for 20 consecutive trading days and the daily dollar trading volume of the Common Stock exceeds two million dollars ($2,000,000) per day during the same period and certain equity conditions described in the Certificate of Designations are satisfied.

The holders of the Series A Preferred Shares are entitled to dividends of 8% per annum, compounded monthly, which are payable, at our option, in cash or shares of Common Stock, or in a combination thereof, in accordance with the terms of the Certificate of Designations. On September 29, 2023, we filed an amendment to the Certificate of Designations with the Secretary of State for the State of Delaware, pursuant to which the terms of the Series A Preferred Stock were amended to permit certain additional procedures for the payment of redemptions and conversions Upon the occurrence and during the continuance of a Triggering Event (as defined in the Certificate of Designations), the Series A Preferred Shares will accrue dividends at the rate of 15% per annum. In connection with a Triggering Event, each holder of Series A Preferred Shares will be able to require us to redeem in cash any or all of the holder’s Series A Preferred Shares at a premium set forth in the Certificate of Designations. Upon conversion or redemption, the holders of the Series A Preferred Shares are also entitled to receive a dividend make-whole payment. The holders of Series A Preferred Shares have no voting rights on account of the Series A Preferred Shares, other than with respect to certain matters affecting the rights of the Series A Preferred Shares.

During December 2023, the Company issued as equity awards shares of Common Stock and options to purchase shares of Common Stock representing an aggregate of 348,711 shares of Common Stock and shares of Common Stock issuable upon exercise of the options to certain directors, officers, and employees of the Company, representing an aggregate number of shares of Common Stock in excess of 5% of the shares of Common Stock issued and outstanding immediately prior to the date of the Purchase Agreement (the “December Issuances”). Under the terms of the Certificate of Designations, the Conversion Price of the Series A Preferred Shares was required to be adjusted as a result of the December Issuances. On March 21, 2024, the Company entered into waiver and amendment agreements with investors effective December 31, 2023, in which the investors waived the contractual requirement to adjust the Conversion Price related to the December Issuances and designated the December Issuances as Excluded Securities as defined in the Certificate of Designations.

The Series A Preferred Shares were determined to be more akin to a debt-like host than an equity-like host. The Company identified the following embedded features that are not clearly and closely related to the debt host instrument: 1) make-whole interest upon a contingent redemption event, 2) make-whole interest upon a conversion event, 3) an installment redemption upon an Equity Conditions Failure (as defined in the Certificate of Designation), and 4) variable share-settled installment conversion. These features were bundled together, assigned probabilities of being affected and measured at fair value. Subsequent changes in fair value of these features are recognized in the Consolidated Statements of Operations. The Company estimated the $6,140,000 fair value of the bifurcated embedded derivative at issuance using a Monte Carlo simulation model, with the following inputs the fair value of our common stock of $3.54 on the issuance date, estimated equity volatility of 165.0%, estimated traded volume volatility of 790.0%, the time to maturity of 1.38 years, a risk free rate of 5.0%, a discounted market interest rate of 8.1%, dividend rate of 8.0%, a penalty dividend rate of 15.0%, and probability of default of 9.7%. The fair value of the bifurcated derivative liability was estimated utilizing the with and without method which uses the probability weighted difference between the scenarios with the derivative and the plain vanilla maturity scenario without a derivative.

The discount to the fair value is included as a reduction to the carrying value of the Series A Preferred Shares. During the year ended December 31, 2023, the Company recorded a total discount of $15,000,000 upon issuance of the Series A Preferred Shares, which was comprised of the issuance date fair value of the associated embedded derivative of $6,140,000 and the difference between the remaining gross proceeds  after allocation to the derivative liability and the residual fair value of the Series A Preferred Shares of $8,860,003, which represents the portion of the Warrant liability allocated to the discount. It was deemed probable that the Series A Preferred Shares will become redeemable, the Company accreted the Series A Preferred Shares from inception to December 31, 2023, pursuant to ASC 480-10-S99-3A utilizing the effective interest method. As the fair value of the liabilities required to be subsequently measured at fair value exceeded the net proceeds received, the Company recognized the excess of the fair value over the net proceeds received as a loss upon issuance of preferred stock of $11,088,997 which is included in other income (expense) in the Consolidated Statement of Operations.

During the year ended December 31, 2023, the Company recorded a gain of $2,590,000 related to the change in fair value of the derivative liability which is recorded in other income (expense) on the Consolidated Statements of Operations. The Company estimated the $3,550,000 fair value of the bifurcated embedded derivative at December 31, 2023 using a Monte Carlo simulation model, with the following inputs the fair value of our common stock of $1.41 on the valuation date, estimated equity volatility of 115.0%, estimated traded volume volatility of 435.0%, the time to maturity of 0.92 years, risk free rate of 4.9%, a discounted market interest rate of 14.0%, dividend rate of 8.0%, a penalty dividend rate of 15.0%, and probability of default of 10.1%.

As of December 31, 2023, the Company has notified the investors of its intention to redeem the upcoming installments due in cash and recorded a liability of $2,047,582 representing the cash payable to investors which includes $1,726,352 of the stated value of the Series A Preferred Shares, $187,277 of accrued dividends payable, and $133,955 for the cash premium which was recognized as a deemed dividend. As of December 31, 2023, the Company has redeemed an aggregate 2,930 Series A Preferred Shares for cash of $1,998,901 and issued 822,112 shares of Common Stock, elected pursuant to the terms of the Certificate of Designations, worth $1,195,745 in relief of the accrued Series A Preferred Stock payments payable. As of December 31, 2023, the Company has recognized $821,456 of preferred dividends which is comprised of $556,733 of preferred dividends at the stated dividend rate and $264,723 of deemed dividends for cash premium for installment redemptions.

We are subject to certain affirmative and negative covenants regarding the incurrence of indebtedness, the existence of liens, the repayment of indebtedness, the payment of cash in respect of dividends (other than dividends pursuant to the Certificate of Designations), distributions or redemptions, and the transfer of assets, among other matters.

There is no established public trading market for the Series A Preferred Shares and we do not intend to list the Series A Preferred Shares on any national securities exchange or nationally recognized trading system.

Warrants

The Warrants became exercisable for shares of Common Stock (the “Warrant Shares”) immediately upon issuance, at an initial exercise price of $2.25 per share (the “Exercise Price”) and expire five years from the date of issuance. The Exercise Price is subject to customary adjustments for stock dividends, stock splits, reclassifications and the like, and subject to price-based adjustment, on a “full ratchet” basis, in the event of any issuances of Common Stock, or securities convertible, exercisable or exchangeable for Common Stock, at a price below the then-applicable Exercise Price (subject to certain exceptions). Upon any such price-based adjustment, the number of Warrant Shares issuable upon exercise of the Warrants will be increased proportionately. There is no established public trading market for the Warrants and we do not intend to list the Warrants on any national securities exchange or nationally recognized trading system.

On March 21, 2024, the Company entered into an Omnibus Waiver and Amendment (the “Waiver and Amendment”) with the Investors in the Private Placement, effective as of December 31, 2023. The Waiver and Amendment amended certain terms of the Warrants relating to the rights of the holders of the Warrants to provide that, in the event of a Fundamental Transaction (as defined in the Warrants) that is not within our control, including not approved by the Company’s Board of Directors, the holder of a Warrant shall only be entitled to receive from the Company or any successor entity the same type or form of consideration (and in the same proportion), at the Black Scholes Value of the unexercised portion of such Warrant, that is being offered and paid to the holders of our common stock in connection with the Fundamental Transaction.

Registration Rights

In connection with the Private Placement, we entered into a Registration Rights Agreement with the Investors (the “Registration Rights Agreement”), pursuant to which we agreed to file a resale registration statement (the “Registration Statement”) with the SEC to register for resale 200% of the Conversion Shares and the Warrant Shares promptly following the Closing Date, but in no event later than 30 calendar days after the effective date of the Registration Rights Agreement, and to have such Registration Statement declared effective by the Effectiveness Date (as defined in the Registration Rights Agreement). We filed a registration statement on Form S-3 covering such securities, which registration statement, as amended, was declared effective on September 18, 2023. Under the Registration Rights Agreement, we are obligated to pay certain liquidated damages to the investors if we fail to file the Registration Statement when required, fails to file or cause the Registration Statement to be declared effective by the SEC when required, or fails to maintain the effectiveness of the Registration Statement.

Nasdaq Stockholder Approval

Our ability to issue Conversion Shares and Warrant Shares using shares of Common Stock is subject to certain limitations set forth in the Certificate of Designations. Prior to receiving the Nasdaq Stockholder Approval, such limitations included a limit on the number of shares that may be issued until the time, if any, that our stockholders have approved the issuance of more than 19.99% of our outstanding shares of Common Stock in accordance with the rules of the Nasdaq Stock Market (the “Nasdaq Stockholder Approval”). In the Purchase Agreement we agreed to seek the Nasdaq Stockholder Approval at a meeting of stockholders, and we received the Nasdaq Stockholder Approval at a special meeting of stockholders held on September 14, 2023. Our directors and officers, who held approximately 29% of issued and our outstanding Common Stock as of the date of the Purchase Agreement, were party to a voting agreement pursuant to which, among other things, each party agreed, solely in their capacity as a stockholder, to vote all of their shares of Common Stock in favor of the approval of the Nasdaq Stockholder Approval and against any actions that could adversely affect our ability to perform our obligations under the Purchase Agreement. The voting agreement also placed certain restrictions on the transfer of the shares of Common Stock held by the signatories thereto.